May 2, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:   Document Control - EDGAR

RE:     American Enterprise Variable Annuity Account
            American Express AccessChoice(SM) Variable Annuity
            American Express FlexChoice Select Variable Annuity
            American Express FlexChoice Variable Annuity
            Evergreen Pathways(SM) Select Variable Annuity
            Evergreen Pathways(SM) Variable Annuity
            Evergreen Privilege(SM) Variable Annuity
            Wells Fargo Advantage Choice(SM) Select Variable Annuity Wells Fargo Advantage Choice(SM) Variable Annuity
        Post-Effective Amendment No. 10
        File No.: 333-73958/811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,


/s/ Eric Marhoun
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    Eric Marhoun
    General Counsel